Administrative expenses	12 Months Ended
Dec. 31, 2017
Disclosure Of Administrative expenses [Abstract]
Disclosure of general and administrative expense [text block]
Note 13 Administrative expenses

Amounts in US$ '000	2017	2016	2015
Staff costs (Note 11)	24,713	19,451	18,215
Share-based payment (Notes 11)	3,117	1,847	6,881
Consultant fees	5,120	3,894	4,115
Office expenses	2,506	2,217	2,535
Travel expenses	2,772	1,717	1,497
Director’s fees and allowance (Note 11)	3,458	2,088	1,238
Communication and IT costs	2,109	2,013	1,791
Allocation to joint operations	(7,646)	(4,365)	(4,203)
Other administrative expenses	5,905	5,308	5,402
	42,054	34,170	37,471